MICHAEL S. EMEN
SENIOR VICE PRESIDENT
LISTING QUALIFICATIONS

07072758

NASDAQ

THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850
P 301 978 8020 F 301 978 8098

CERTNAS 1- 33468

By Facsimile and First Class Mail

RECD S.E.C.
JUL 3 1 2007
1086

July 31, 2007

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on July 27, 2007, The Nasdaq Stock Market (the "Exchange") received from New 360 (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Stock, no par value

Series A Junior Participating Preferred Share Purchase Rights

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

PROCESSED
AUG 0 1 2007
THOMSON
FINANCIAL

END